FAIR VALUE MEASUREMENTS - Assets and liabilities that are measured at fair value on a recurring basis (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Warrant liabilities	$ 262,000	$ 369,000
MedTech Acquisition Corp
Assets:
Cash and investments held in Trust Account	12,076,340	19,827,884	$ 250,007,295
Liabilities:
Warrant liabilities	530,666	1,061,334	6,898,666
MedTech Acquisition Corp | Level 1 | Recurring
Assets:
Cash and investments held in Trust Account		19,827,884	250,007,295
MedTech Acquisition Corp | Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liabilities		666,667	4,333,333
MedTech Acquisition Corp | Level 2 | Recurring | Public Warrants
Liabilities:
Warrant liabilities	333,333	666,667
MedTech Acquisition Corp | Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liabilities	$ 197,333	$ 394,667	$ 2,565,333